Income Taxes (Details 3) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Net deferred tax assets included in the consolidated balance sheets
Current assets - Deferred income taxes	¥ 133,059	¥ 197,598
Other assets - Deferred income taxes	239,587	403,537
Current liabilities - Other	(42,340)	(28,212)
Long-term liabilities - Deferred income taxes	(306,227)	(236,521)
Net deferred tax assets	24,079	336,402
Reconciliation of unrecognized tax benefit
Balance at beginning of the fiscal year	229,228	276,627	282,098
Reductions for tax positions of prior years	(39,005)	(38,450)	(23,585)
Additions for tax positions of prior years	19,947	4,816	11,164
Additions based on tax positions related to the current year	41,201	10,873	68,848
Settlements	(1,478)	(5,921)	(13,267)
Lapse in statute of limitations	(7,770)	(1,506)	(921)
Foreign currency translation adjustments	(17,003)	(17,211)	(47,710)
Balance at end of the fiscal year	225,120	229,228	276,627
Total net amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	¥ 87,497	¥ 76,125	¥ 72,008